Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 935	$ 16	$ 1,028
Other comprehensive (loss) income, net of tax
Net unrealized (losses) gains on available-for-sale securities	(720)	435	(663)
Other	43	27	(7)
Total other comprehensive (loss) income, net of tax	(677)	462	(670)
Total comprehensive income (loss)	258	478	358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82
Total comprehensive income attributable to Nationwide Life Insurance Company	$ 354	$ 572	$ 440